UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01911

Schroder Capital Funds (Delaware)
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Schroder Capital Funds (Delaware) P.O. Box 8507 Boston, MA 02266
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2014

Date of reporting period:	January 31, 2014

Item 1.  Schedule of Investments

Schroder U.S. Opportunities Fund

Schedule of Investments

January 31, 2014 (unaudited)

Shares		Value $

	COMMON STOCK —92.8%
	Consumer Discretionary — 14.8%
41,300	AMC Entertainment Holdings Class A (1)	882,581
116,700	American Eagle Outfitters	1,578,951
21,000	Bally Technologies (1)	1,539,720
23,700	Brunswick	982,602
123,700	Callaway Golf	1,010,629
65,000	Chegg (1)	433,550
51,900	ClubCorp Holdings	939,909
8,900	Domino’s Pizza	628,429
10,800	Elizabeth Arden (1)	292,896
29,200	EW Scripps Class A (1)	537,572
58,600	Finish Line Class A	1,503,090
17,500	Fortune Brands Home & Security	788,550
23,900	Fox Factory Holding (1)	387,658
14,900	Harman International Industries	1,541,107
18,000	Home Inns & Hotels Management ADR (1)	617,220
60,600	Ignite Restaurant Group (1)	736,896
16,200	John Wiley & Sons Class A	877,068
75,300	LeapFrog Enterprises Class A (1)	536,136
58,800	RealD (1)	526,260
18,000	Red Robin Gourmet Burgers (1)	1,159,740
33,300	Six Flags Entertainment	1,195,137
16,900	Steiner Leisure (1)	828,269
36,108	Waste Connections	1,476,095
		21,000,065
	Consumer Staples — 1.3%
7,000	Casey’s General Stores	480,690
5,800	Core-Mark Holding	438,770
57,350	Dean Foods	906,130
		1,825,590
	Financial Services — 17.2%
8,800	Amerisafe	364,056
30,313	Blackstone Mortgage Trust Class A REIT	850,583
47,600	Brown & Brown	1,498,924
17,300	CoreLogic (1)	551,005
13,500	Eagle Bancorp (1)	448,875
30,805	Equity Lifestyle Properties REIT	1,210,944
1,700	First Citizens BancShares Class A	376,108
87,400	First Horizon National	1,027,824
44,100	First Midwest Bancorp	704,277
32,400	FirstMerit	659,340
62,400	FXCM Class A	1,069,536
35,600	Golub Capital BDC	651,480
16,200	Heartland Financial USA	408,078
7,400	Heritage Financial	126,022
38,100	HFF Class A (1)	1,126,998
53,800	Kennedy-Wilson Holdings	1,292,276
19,700	Lakeland Financial	721,611
20,618	LaSalle Hotel Properties REIT	634,210
2,166	Markel (1)	1,167,777
25,055	Mid-America Apartment Communities REIT	1,617,050
15,000	Ocwen Financial (1)	662,100
90,100	Old National Bancorp	1,261,400
9,000	PacWest Bancorp	360,990
82,395	Parkway Properties REIT	1,461,687
18,100	ProAssurance	840,926
31,907	Redwood Trust REIT	596,661
16,100	Reinsurance Group of America Class A	1,202,187
22,300	Simmons First National Class A	770,019
13,429	Stifel Financial (1)	606,319
8,700	WisdomTree Investments (1)	122,844
		24,392,107
	Healthcare — 12.4%
24,600	Aerie Pharmaceuticals (1)	454,116
12,100	Centene (1)	733,260
21,700	Cepheid (1)	1,147,062
5,700	Cooper	708,396
18,000	Fluidigm (1)	812,160
17,700	GenMark Diagnostics (1)	228,684
16,200	Haemonetics (1)	613,818
51,600	HealthSouth	1,605,792
218,800	Lexicon Pharmaceuticals (1)	402,592
23,700	LifePoint Hospitals (1)	1,256,337
16,300	Masimo (1)	476,775
3,700	Medicines (1)	128,612
14,900	NanoString Technologies (1)	270,882
37,700	Parexel International (1)	1,840,137
30,160	Premier Class A (1)	1,046,250
13,800	Salix Pharmaceuticals (1)	1,343,292
16,900	Sirona Dental Systems (1)	1,215,786
18,400	Spectranetics (1)	478,768
16,800	Surgical Care Affiliates (1)	539,112
6,300	Techne	572,481
76,018	Unilife (1)	355,004
29,000	Volcano (1)	608,710
15,100	West Pharmaceutical Services	716,495
		17,554,521
	Materials & Processing — 8.9%
30,300	Beacon Roofing Supply (1)	1,145,037
81,500	Berry Plastics Group (1)	1,817,450
12,400	Compass Minerals International	974,888
36,100	Hexcel (1)	1,504,648
29,000	Horsehead Holding (1)	444,280
13,600	Innophos Holdings	634,712

Shares		Value $

19,700	Minerals Technologies	1,018,096
45,700	Olin	1,174,947
29,100	OM Group (1)	941,094
15,200	Packaging Corp. of America	981,920
30,702	Pretium Resources (1)	180,528
33,700	Simpson Manufacturing	1,098,620
12,523	Taminco (1)	251,838
8,500	Universal Forest Products	446,675
		12,614,733
	Other Energy — 3.0%
23,100	Carrizo Oil & Gas (1)	949,410
48,100	Helix Energy Solutions Group (1)	980,759
69,200	Jones Energy Class A (1)	1,085,056
33,700	Laredo Petroleum Holdings (1)	833,738
34,000	StealthGas (1)	326,400
		4,175,363
	Producer Durables — 18.3%
51,300	ABM Industries	1,367,658
15,200	Allegiant Travel Class A (1)	1,384,264
25,400	Applied Industrial Technologies	1,283,716
12,000	Belden	776,520
10,000	Bristow Group	717,900
43,400	Compass Diversified Holdings	779,030
112,400	Cott	883,464
29,000	EnerSys	1,973,740
39,600	General Cable	1,129,788
9,400	Genesee & Wyoming Class A (1)	849,196
41,900	Herman Miller	1,174,457
17,916	IDEX	1,290,131
23,500	MTS Systems	1,652,755
22,300	MYR Group (1)	559,061
15,800	On Assignment (1)	468,944
12,700	OSI Systems (1)	735,711
51,100	Pinnacle Foods	1,379,700
6,500	Powell Industries	399,165
21,300	Primoris Services	676,701
16,800	Regal-Beloit	1,244,712
35,400	Roadrunner Transportation Systems (1)	929,250
28,834	SP Plus (1)	728,347
12,500	Spirit Airlines (1)	586,250
10,286	Teekay	557,193
5,200	Towers Watson Class A	607,984
9,600	US Ecology	343,296
26,000	Zebra Technologies Class A (1)	1,428,960
		25,907,893
	Technology — 12.6%
177,700	Atmel (1)	1,485,572
94,500	Cadence Design Systems (1)	1,334,340
26,200	Ciena (1)	611,246
57,900	Entegris (1)	609,108
34,800	Fabrinet (1)	642,756
57,600	Fairchild Semiconductor International Class A (1)	734,976
34,100	Finisar (1)	808,511
21,700	Fortinet (1)	460,040
7,100	Gartner (1)	499,343
94,800	Integrated Device Technology (1)	914,820
57,600	JDS Uniphase (1)	765,504
38,000	M/A-COM Technology Solutions (1)	646,000
15,500	Monolithic Power Systems (1)	506,695
36,200	Nanometrics (1)	613,228
35,400	Netscout Systems (1)	1,250,328
52,560	PTC (1)	1,875,341
43,300	Responsys (1)	1,169,533
87,000	Sapient (1)	1,394,610
31,583	Verint Systems (1)	1,435,131
		17,757,082
	Utilities — 4.3%
15,200	General Communication Class A (1)	147,896
20,600	IDACORP	1,086,238
22,600	Lumos Networks	429,626
54,922	NorthWestern	2,483,024
19,300	SJW	552,173
23,300	UNS Energy	1,395,204
		6,094,161
	TOTAL COMMON STOCK (Cost $99,796,118)	131,321,515

	TOTAL INVESTMENTS — 92.8%
	(Cost $99,796,118)	131,321,515
	OTHER ASSETS LESS LIABILITIES — 7.2%	10,114,899
	NET ASSETS — 100%	$141,436,414

(1) Denotes non-income producing security.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

* At January 31, 2014, the tax basis cost of the was $99,796,118 and the unrealized appreciation and depreciation were $32,803,345 and $(1,277,948), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder International Alpha Fund

Schedule of Investments

January 31, 2014 (unaudited)

Shares		Value $

	COMMON STOCK — 99.6%
	Australia — 1.4%
337,576	Brambles	2,661,824

	Canada — 2.9%
16,818	Canadian Pacific Railway	2,549,541
34,305	Toronto-Dominion Bank	2,966,786
		5,516,327
	Finland — 2.3%
608,817	Nokia (1)	4,224,646

	France — 13.1%
24,779	Arkema	2,644,831
42,078	BNP Paribas	3,260,343
16,733	Essilor International	1,681,989
13,613	Kering	2,718,193
15,577	L’Oreal	2,563,078
44,835	Safran	3,190,363
40,773	Sanofi	4,003,337
56,095	Schneider Electric	4,531,026
		24,593,160
	Germany — 8.4%
30,622	Adidas	3,423,370
28,490	Bayerische Motoren Werke	3,105,485
66,583	Deutsche Bank	3,222,960
58,371	GEA Group	2,738,465
44,208	HeidelbergCement	3,294,210
		15,784,490
	Hong Kong — 4.4%
769,600	AIA Group (2)	3,547,508
338,000	Hongkong Land Holdings	2,034,760
84,072	Jardine Strategic Holdings	2,732,340
		8,314,608
	India — 1.6%
1,303,985	Idea Cellular	2,986,543

	Israel — 1.3%
37,854	Check Point Software Technologies (1)	2,476,787

	Italy — 1.6%
1,099,471	Intesa Sanpaolo	2,980,561

	Japan — 18.3%
60,000	Astellas Pharma	3,757,267
33,700	East Japan Railway	2,517,357
484,000	Hitachi	3,751,865
148,000	Nabtesco	3,309,974
408,700	Nissan Motor	3,540,173
304,000	Sekisui Chemical	3,564,569
43,300	Seven & I Holdings	1,738,442
15,200	SMC	3,871,782
108,100	Sumitomo Mitsui Financial Group	5,103,987
124,200	Suzuki Motor	3,272,452
		34,427,868
	Mexico — 0.9%
276,339	Grupo Financiero Banorte Class O	1,744,320

	Norway — 3.3%
178,859	DnB NOR	3,023,033
134,152	Statoil	3,175,651
		6,198,684
	Russia — 1.4%
233,890	Sberbank Savings Bank of the Russian Federation ADR	2,530,690

	Singapore — 1.7%
246,000	DBS Group Holdings (2)	3,176,960

	Sweden — 1.5%
95,950	Svenska Cellulosa SCA Class B	2,731,428

	Switzerland — 10.0%
132,260	Credit Suisse Group	3,997,048
67,831	Nestle	4,922,826
19,104	Roche Holding	5,252,994
7,263	Syngenta	2,572,271
7,219	Zurich Insurance Group	2,096,468
		18,841,607
	United Kingdom — 25.5%
60,898	AstraZeneca	3,862,750
693,885	Barclays	3,108,344
202,183	BG Group	3,396,805
108,537	BHP Billiton	3,203,600
510,295	BT Group Class A	3,215,401
181,315	Capita	2,931,454
108,810	Diageo	3,220,601
428,359	HSBC Holdings	4,415,201
469,622	Premier Oil	2,096,782

Shares		Value $

159,299	Prudential	3,215,781
103,656	Royal Dutch Shell Class A	3,580,322
96,172	Shire	4,810,892
1,177,995	Vodafone Group	4,387,151
118,344	WPP	2,484,347
		47,929,431
	TOTAL COMMON STOCK (Cost $172,332,394)	187,119,934

	TOTAL INVESTMENTS — 99.6% (Cost $172,332,394)	187,119,934
	OTHER ASSETS LESS LIABILITIES — 0.4%	770,426
	NET ASSETS — 100%	$187,890,360

(1) Denotes non-income producing security.

(2) Security is fair valued.

ADR — American Depositary Receipt

* At January 31, 2014, the tax basis cost of the Fund’s investments was $172,332,394, and the unrealized appreciation and depreciation were $20,040,444 and $(5,252,904), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements

January 31, 2014 (unaudited)

The following is a summary of the inputs used as of January 31, 2014, in valuing the Schroder Funds’ investments carried at value:

Schroder U.S. Opportunities Fund

Investments in Securities (1)	Level 1	Level 2	Level 3	Total
Common Stock (2)	$131,321,515	$—	$—	$131,321,515
Total Investments in Securities	$131,321,515	$—	$—	$131,321,515

Schroder International Alpha Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock (3)
Australia	$2,661,824	$—	$—	$2,661,824
Canada	5,516,327	—	—	5,516,327
Finland	4,224,646	—	—	4,224,646
France	24,593,160	—	—	24,593,160
Germany	15,784,490	—	—	15,784,490
Hong Kong	4,767,100	3,547,508	—	8,314,608
India	2,986,543	—	—	2,986,543
Israel	2,476,787	—	—	2,476,787
Italy	2,980,561	—	—	2,980,561
Japan	34,427,868	—	—	34,427,868
Mexico	1,744,320	—	—	1,744,320
Norway	6,198,684	—	—	6,198,684
Russia	2,530,690	—	—	2,530,690
Singapore	—	3,176,960	—	3,176,960
Sweden	2,731,428	—	—	2,731,428
Switzerland	18,841,607	—	—	18,841,607
United Kingdom	47,929,431	—	—	47,929,431
Total Common Stock	$180,395,466	$6,724,468	$—	$187,119,934

Total Investments in Securities	$180,395,466	$6,724,468	$—	$187,119,934

(1)                                 There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)                                 All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

(3)                                 Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of January 31, 2014, the Fund had securities with a total value of $6,724,468 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange.

Item 2.  Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from November 1, 2013 through January 31, 2014 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Capital Funds (Delaware)

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 31, 2014

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: March 31, 2014

*     Print the name and title of each signing officer under his or her signature.